Accruals and other current liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accruals and other current liabilities
8	Accruals and other current liabilities

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Accruals	82	22,582	17,555
Other payables	323,889	8,044	6,254
Total	323,971	30,626	23,809